Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Aug. 19, 2016	Jun. 30, 2016	Jun. 30, 2015
C000060521
Account Value [Line Items]
Account Value	$ 10,543	$ 10,087	$ 9,332	$ 8,969	$ 11,823	$ 10,005	$ 9,125	$ 8,393	$ 7,460			$ 7,408	$ 10,000
C000060522
Account Value [Line Items]
Account Value	$ 9,906	9,541	8,882	8,591	11,396	9,706	8,909	8,246	7,381			7,374	10,000
C000060523
Account Value [Line Items]
Line Graph and Table Measure Name	NexPoint Event Driven Fund, Class Z Shares
Account Value	$ 10,936	10,427	9,610	9,205	12,090	10,198	9,262	8,490	7,523			7,436	10,000
C000171609
Account Value [Line Items]
Account Value	16,060	15,226	14,155	13,986	13,659	12,645	11,734	11,099	10,867		$ 10,000
C000171610
Account Value [Line Items]
Account Value	$ 16,755	15,995	13,531	13,454	13,231	12,326	11,519	10,971	10,806	$ 10,236	10,000
C000171611
Account Value [Line Items]
Line Graph and Table Measure Name	NexPoint Merger Arbitrage Fund, Class Z Shares
Account Value	$ 18,358	17,346	16,068	15,814	15,393	14,196	13,135	12,384	12,074			10,990	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567			10,600	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567			10,600	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567			10,600	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,191	10,550	10,280	10,377	11,568	11,606	10,674	9,895	9,934		10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,191	10,550	10,280	10,377	11,568	11,606	10,674	9,895	9,934	$ 9,713	$ 10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567			10,600	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260			10,399	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260			10,399	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 35,936	$ 31,204	$ 25,053	$ 20,948	$ 23,436	$ 16,645	$ 15,483	$ 14,023	$ 12,260			$ 10,399	$ 10,000